INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 19       -       INCOME TAXES

A.	Tower Approved Enterprise Status and Statutory Income Rates

Substantially all of Tower’s existing facilities and other capital investments made through 2012 have been granted approved enterprise status, as provided by the Law for the Encouragement of Capital Investment (“Investments Law”).

Tower as an industrial company located in Migdal Ha’emek may elect the Preferred Enterprise regime to apply to it under the Investment Law. The election is irrevocable. Under the Preferred Enterprise Regime, Towers entire preferred income is subject to the tax rate of 7.5%.

Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rate, which was 25% in 2016 and 26.5% in 2015 and 2014. Under an Amendment to the Income Tax Ordinance enacted in December 2016 the regular corporate tax rate was reduced to 24% in 2017 and 23% in 2018 and thereafter.

B.          Income Tax Provision

  The Company’s income tax provision is as follows:

	Year ended December 31,
	2017	2016	2015
Current tax expense (benefit):
Local	$3,622	$--	$--
Foreign (*)	6,070	5,948	(8,473)
Deferred tax expense (benefit):
Local (see F below)	(82,370)	--	--
Foreign(*) (see E below)	(27,210)	(4,516)	(3,805)
Income tax expense (benefit)	$(99,888)	$1,432	$(12,278)

	Year ended December 31,
	2017	2016	2015
Profit (loss) before taxes:
Domestic	$198,008	$168,668	$(59,797)
Foreign (*)	3,760	41,930	18,392
Total profit (loss) before taxes	$201,768	$210,598	$(41,405)

(*) Foreign are provisions related to Tower’s Japanese and US subsidiaries.

C.          Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2017	2016
Net deferred tax asset - current: (**)
Net operating loss carryforward	$-	$797
Employees benefits and compensation	-	3,895
Others	-	5,480
	-	10,172
Valuation allowance, see F below	-	(3,014)
Total net current deferred tax asset	$-	$7,158

	As of December 31,
	2017	2016
Deferred tax asset and liability - long-term: (**)
Deferred tax assets:
Net operating loss carryforward	$103,197	$306,496
Employees benefits and compensation	4,895	2,405
Accruals and reserves	2,415	-
Research and development	1,707	1,940
Others	6,129	3,403
	118,343	314,244
Valuation allowance, see F below	(5,807)	(279,898)
Deferred tax assets	$112,536	$34,346
Deferred tax liabilities:
Depreciation and amortization	(77,092)	(96,242)
Gain on TPSCo acquisition	(15,957)	(30,653)
Others	(559)	(2,684)
Deferred tax liabilities	$(93,608)	$(129,579)

Presented in long term deferred tax assets	$82,852	$--
Presented in long term deferred tax liabilities	$(63,924)	$(95,233)

(*)deferred tax assets and liabilities relating to Tower for 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5% and for 2016 are computed based on the effective Israeli statutory tax rate of 20%.
(**) In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.

D.	Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2017	$8,969
Additions for tax positions	8,753
Reduction of prior years’ provision	(2,436)
Balance at December 31, 2017	$15,286

Unrecognized tax benefits
Balance at January 1, 2016	$13,538
Additions for tax positions of current year	157
Expiration of prior years’ provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Translation differences	967
Balance at December 31, 2016	$8,969

Unrecognized tax benefits
Balance at January 1, 2015	$24,961
Reduction in tax positions of current year	(623)
Reduction due to statute of limitation of prior years	(10,758)
Translation differences	(42)
Balance at December 31, 2015	$13,538

E.	Effective Income Tax Rates

In December 2017, the Tax Cut and Jobs Act (the “Act”) was signed into law, which enacts significant changes to U.S. federal corporate tax and related laws. Some of the provisions of the Act affecting corporations include, but are not limited to: (i) a reduction of the U.S. federal corporate income tax rate from 35% to 21%; (ii) limiting the interest expense deduction; (iii) expensing of cost of acquired qualified property; and (iv) elimination of the domestic production activities deduction. Tower US Holdings, Jazz and TJT are currently evaluating the impact the Act will have on the future financial condition and results of operations and believe the  Act will have a beneficial positive net impact.

The reduction in the U.S. federal corporate income tax rate reduced Tower US Holdings’ deferred tax liabilities, net by $12,970, which is recorded in the income tax benefit in the statement of operations for the twelve months ended December 31, 2017.   The Company believes this is a reasonable estimate of the reform tax effect; however, it is still analyzing certain aspects of the Act and may refine its calculations as additional guidance is issued by the IRS or other standard-setting entities.

The SEC staff issued Staff Accounting Bulletin (“SAB”) 118, which provides guidance on accounting for the tax effects of the Act, for which the accounting under ASC 740, Income Taxes, is incomplete but is able to determine a reasonable estimate. The SAB afforded a measurement period in which refinement of the calculations to the estimated tax effects will be included in the period in which it was determined.

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2017	2016	2015
Tax expense (benefit) computed at statutory rates, see (*) below	$48,433	$52,650	$(10,972)
Effect of tax rate change on deferred tax liabilities, net(**)	(16,078)	--	--
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(33,298)	(4,772)	6,108
Gain on acquisition	--	(10,450)	--
Tax benefits for which deferred taxes were not recorded, see F below	(15,103)	(23,489)	11,687
Change in Valuation allowance, see F below	(82,772)	(6,212)	(11,153)
Permanent differences and other, net	(1,070)	(6,295)	(7,948)
Income tax expense (benefit)	$(99,888)	$1,432	$(12,278)

(*) The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 24% for 2017, 25% for 2016 and 26.5% for 2015
(**) Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.

F.	Net Operating Loss Carryforward

Tower has net operating loss carryforward for tax purposes of approximately $1,200,000, which may be carried forward indefinitely. For the year ended December 31, 2016 Tower established a valuation allowance for deferred tax assets (see C above) as it was unable to conclude that it is more-likely-than-not that such deferred tax assets will be realized. As of December 31, 2017 Tower concluded that realization of net deferred assets is more likely than not as required by ASC 740-10-30-5(e). Tower considered both positive and negative factors. Positive factors include the Israeli accumulated profit before tax for 2017 and recent years, projections for taxable income in Israel in the near term and the unlimited time for the utilization of the losses carryforward. The negative factors considered include Tower’s history of operating losses, the uncertainty in estimating the future generation of sufficient taxable income in Israel to utilize the loss carryforward of approximately $1,200,000, taking into account that it operates in the cyclical industry of semiconductors and other trends affecting Tower’s ability to sustain current level of income. Weighing all the above, Tower concluded that it is more likely than not that taxable income will be generated and released entirely the valuation allowance related to the Israeli accumulated losses.

The future utilization of Tower US Holdings’ federal net operating loss carryforward to offset future federal taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. Jazz has had two “change in ownership” events that limit the utilization of net operating loss carryforward. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies’ acquisition of Jazz Semiconductor. The second “change in ownership” event occurred on September 19, 2008, upon Tower’s acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $2,100 in its tax return.

As of December 31, 2017, Tower US Holdings had federal net operating loss carryforward of approximately $26,000 that will begin to expire in 2022 unless previously utilized.

Tower US Holdings made a Water’s Edge election to file its 2016 California return and the next six years of California returns on this basis.  As such, Tower US Holdings will not be filing on a world-wide basis for the foreseeable future.  As a result of making the election, Tower US Holdings has re-computed the net operating loss carryforward for California as if it had been filing on a Water’s Edge basis. This resulted in a reduction in the amount of California net operating loss carryforward of approximately $107,000. There was no impact to the tax expense since Tower US Holdings previously maintained a full valuation allowance on its California net deferred tax assets.

As of December 31, 2017, Tower US Holdings had state net operating loss carryforward of approximately $27,000. The state tax loss carry forward begin to expire in 2028 unless previously utilized.

As of December 31, 2017 and 2016, TPSCo had no net operating loss carryforward.

G.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2012 are deemed final.

Tower US holding is filing the consolidated tax return including Jazz and TJT. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state and foreign jurisdictions.

Tower US Holdings is no longer subject to U.S. federal income tax examinations for 2010 and before, state and local income tax examinations for 2012 and before and foreign income tax examinations for 2013 and before. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

During 2016, the U.S. tax authorities commenced a regulatory audit on Tower US Holdings’ tax returns for the years 2011 through 2014. The audit results have not been finalized as of the financial statements date.

TPSCo possesses final tax assessments through the year 2016.